Capital and Risk Management - Sumamry of Carrying Values of Financial Liabilities And Contratual Undiscounted Cash Flows (Parenthetical) (Detail) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of risk management strategy related to hedge accounting [line items]
Current portion of loans and borrowings	$ 12,447,939	$ 3,431,251
Liquidity risk [member] | Term Loan [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Current portion of loans and borrowings	9,275,683
Liquidity risk [member] | Term Loan [Member] | Not later than one year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and Borrowings,undiscounted contractual cash flows	2,933,739
Liquidity risk [member] | Term Loan [Member] | Later than one year and not later than two years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and Borrowings,undiscounted contractual cash flows	5,472,193
Liquidity risk [member] | Term Loan [Member] | Later Than Two Years [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loans and Borrowings,undiscounted contractual cash flows	$ 4,143,888